Discontinued Operations (Details) - USD ($) $ in Thousands		3 Months Ended					12 Months Ended
	Feb. 12, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations before income tax expense		$ (13,840)	$ (1,300)	$ 511	$ (402)		$ (539)	$ (15,031)	$ (9,886)
Loss on impairment of noncurrent assets held for sale							0	0	673
Mid-Continental
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal								12,900
Cash proceeds from divestiture of business	$ 9,700
Total revenues							11,495	429,784	967,480
Costs of sales							11,687	426,886	961,428
Direct operating expenses							203	2,269	2,866
Loss on impairment of goodwill and assets held for sale							0	(12,909)	0
Depreciation, amortization and accretion							211	2,281	2,258
(Gain) loss on sale of assets, net							(114)	119	229
Total expenses							11,987	444,464	966,781
Operating (loss) income							(492)	(14,680)	699
Other income (expense)							(47)	(271)	(366)
(Loss) income from discontinued operations before income tax expense							(539)	(14,951)	333
Income tax expense							0	0	0
Net (loss) income from discontinued operations							$ (539)	(14,951)	333
Bakken Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal						$ 7,300			(7,288)
Total revenues									7,865
Loss on impairment of goodwill and assets held for sale						(2,000)
(Loss) income from discontinued operations before income tax expense									(9,608)
Purchase price of disposal group						$ 9,100
Blackwater
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues								74	474
(Loss) income from discontinued operations before income tax expense								$ (80)	(611)
Loss on impairment of noncurrent assets held for sale									$ 700